Property, Plant and Equipment - Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost
Beginning Balance	€ 2,604,097	€ 2,433,118
Additions	459,627	452,262
Disposals	(122,967)	(326,086)
Effect of changes in exchange rates	67,301	44,803
Ending Balance	3,008,058	2,604,097	€ 2,433,118
Accumulated depreciation and impairment
Beginning Balance	1,156,574	1,215,278
Depreciation	243,049	209,504	197,100
Impairment charges	2,287	10,528
Disposals	(48,645)	(291,898)
Effect of changes in exchange rates	34,115	13,162
Ending Balance	1,387,380	1,156,574	1,215,278
Carrying amount
Carrying amount	1,620,678	1,447,523	1,217,840
Land and buildings [Member]
Cost
Beginning Balance	1,269,488	1,035,100
Additions	154,505	222,670
Disposals	(1,346)	(1,557)
Effect of changes in exchange rates	27,438	13,275
Ending Balance	1,450,085	1,269,488	1,035,100
Accumulated depreciation and impairment
Beginning Balance	296,099	237,561
Depreciation	75,918	52,242
Impairment charges	0	7,403
Disposals	(115)	(90)
Effect of changes in exchange rates	10,459	(1,017)
Ending Balance	382,361	296,099	237,561
Carrying amount
Carrying amount	1,067,724	973,389
Machinery and Equipment [Member]
Cost
Beginning Balance	799,709	803,885
Additions	246,332	191,705
Disposals	(117,250)	(222,836)
Effect of changes in exchange rates	35,153	26,955
Ending Balance	963,944	799,709	803,885
Accumulated depreciation and impairment
Beginning Balance	426,832	489,963
Depreciation	123,269	112,090
Impairment charges	2,287	2,983
Disposals	(44,189)	(190,154)
Effect of changes in exchange rates	21,202	11,950
Ending Balance	529,401	426,832	489,963
Carrying amount
Carrying amount	434,543	372,877
Leasehold Improvements [Member]
Cost
Beginning Balance	231,810	225,652
Additions	12,438	6,137
Disposals	(451)	(1,208)
Effect of changes in exchange rates	1,748	1,229
Ending Balance	245,545	231,810	225,652
Accumulated depreciation and impairment
Beginning Balance	192,243	171,857
Depreciation	16,078	20,936
Impairment charges	0	0
Disposals	(439)	(1,204)
Effect of changes in exchange rates	605	654
Ending Balance	208,487	192,243	171,857
Carrying amount
Carrying amount	37,058	39,567
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	303,090	368,481
Additions	46,352	31,750
Disposals	(3,920)	(100,485)
Effect of changes in exchange rates	2,962	3,344
Ending Balance	348,484	303,090	368,481
Accumulated depreciation and impairment
Beginning Balance	241,400	315,897
Depreciation	27,784	24,236
Impairment charges	0	142
Disposals	(3,902)	(100,450)
Effect of changes in exchange rates	1,849	1,575
Ending Balance	267,131	241,400	€ 315,897
Carrying amount
Carrying amount	€ 81,353	€ 61,690